SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS (Details) - $ / shares	Apr. 30, 2023	Jan. 31, 2022
Class of Warrant or Right [Line Items]
Number of shares warrant outstanding	3,419,451
Warrant outstanding, weighted average remaining life in years	3 years 1 month 6 days	3 years
Number of shares warrant exercisable	3,419,451
Warrant Outstanding One [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right exercise price of warrants or rights	$ 0.01
Number of shares warrant outstanding	400,000
Warrant outstanding, weighted average remaining life in years	5 years
Number of shares warrant exercisable	400,000
Warrant Outstanding Two [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right exercise price of warrants or rights	$ 1.50
Number of shares warrant outstanding	400,000
Warrant outstanding, weighted average remaining life in years	1 year 7 months 6 days
Number of shares warrant exercisable	400,000
Warrant Outstanding Three [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right exercise price of warrants or rights	$ 3.30
Number of shares warrant outstanding	100,000
Warrant outstanding, weighted average remaining life in years	5 years
Number of shares warrant exercisable	100,000
Warrant Outstanding Four [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right exercise price of warrants or rights	$ 1.03
Number of shares warrant outstanding	2,519,451
Warrant outstanding, weighted average remaining life in years	3 years
Number of shares warrant exercisable	2,519,451